Summary of Share Options and Stock Appreciation Rights Activities (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Number of share options / SARs
Share options/SARs outstanding at January 1, 2012	9,621,966
Granted
Forfeited	(5,445,884)
Expired	(1,252,100)
Exercised
Share options/SARs outstanding at December 31, 2012	2,923,982
Share options/SARs vested or expected to vest at December 31, 2012	2,923,982
Share options/SAR exercisable at December 31, 2012	2,923,982
Weighted Average Exercise Price
Share options/SARs outstanding at January 1, 2012	$ 2.93
Granted
Forfeited	$ 3.15
Expired	$ 3.50
Exercised
Share options/SARs outstanding at December 31, 2012	$ 2.27
Share options/SARs vested or expected to vest at December 31, 2012	$ 2.27
Share options/SAR exercisable at December 31, 2012	$ 2.27
Weighted Average Remaining Contractual Life
Share options/SARs outstanding at December 31, 2012	1 year 11 months 16 days
Share options/SARs vested or expected to vest at December 31, 2012	1 year 11 months 16 days
Share options/SAR exercisable at December 31, 2012	1 year 11 months 16 days
Aggregate Intrinsic Value
Share options/SARs outstanding at December 31, 2012
Share options/SARs vested or expected to vest at December 31, 2012
Share options/SAR exercisable at December 31, 2012